Selected Statement of Operations Data - Schedule of Geographical Revenues Classified By Geographical Location of the Customers (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Geographical Revenues Classified By Geographical Location of the Customers [Line Items]
Total	$ 21,446	$ 21,612	$ 21,551
The Americas [Member]
Schedule of Geographical Revenues Classified By Geographical Location of the Customers [Line Items]
Revenues	8,508	7,897	8,536
Europe [Member]
Schedule of Geographical Revenues Classified By Geographical Location of the Customers [Line Items]
Revenues	11,402	11,633	11,382
Israel [Member]
Schedule of Geographical Revenues Classified By Geographical Location of the Customers [Line Items]
Revenues	1,061	920	825
Other [Member]
Schedule of Geographical Revenues Classified By Geographical Location of the Customers [Line Items]
Revenues	$ 475	$ 1,162	$ 808